Reporting entity	12 Months Ended
Mar. 31, 2025
Disclosure of reporting entity [Abstract]
Reporting entity
1.	Reporting entity

Sify Technologies Limited
(“Sify” or “the Company”)
is a Company domiciled in India. The address of the Company’s registered office is 2nd Floor, Tidel Park, 4, Rajiv Gandhi Salai, Taramani, Chennai – 600113, India. The Company and its subsidiaries Sify Technologies (Singapore) Pte. Limited, Sify Technologies North America Corporation, Sify Data and Managed Services Limited, Sify Infinit Spaces Limited, Sify Digital Services Limited and SKVR Software Solution Private Limited (are together referred to as the ‘Group’ and individually as ‘Group entities’). The Group offers converged Information and Communication Technology (ICT) solutions comprising Network- Connectivity services,
Data Center services and Digital Services which include Cloud and Managed services, Applications Integration services
.
 The Company was incorporated on December 12, 1995 and its ADRs are listed on the NASDAQ Capital Market. The financial statements are for the Group consisting of Sify Technologies Limited (the 'Company') and its subsidiaries.